Document and Entity Information Document	Sep. 02, 2021
Document Type	8-K
Document Period End Date	Sep. 02, 2021
Amendment Flag	false
Entity File Number	1-35747
Entity Registrant Name	ENTERGY NEW ORLEANS, LLC
Entity Tax Identification Number	82-2212934
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	1600 Perdido Street
Entity Address, City or Town	New Orleans
Entity Address, State or Province	LA
Entity Address, Country	US
Entity Address, Postal Zip Code	70112
City Area Code	504
Local Phone Number	670-3700
Entity Central Index Key	0000071508
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entergy New Orleans [Member]
Entity Emerging Growth Company	false
Entergy New Orleans Storm Recovery Funding I, L.L.C.
Entity File Number	333-03320
Entity Registrant Name	ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entity Tax Identification Number	47-3361611
Entity Incorporation, State or Country Code	LA
Entity Address, Address Line One	1600 Perdido Street
Entity Address, City or Town	New Orleans
Entity Address, State or Province	LA
Entity Address, Country	US
Entity Address, Postal Zip Code	70112
City Area Code	504
Local Phone Number	670-3700
Entity Central Index Key	0001637969
Entity Emerging Growth Company	false
Mortgage Bonds, 5.0% Series due December 2052 | Entergy New Orleans [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Mortgage Bonds, 5.0% Series due December 2052
Trading Symbol	ENJ
Security Exchange Name	NYSE
Mortgage Bonds, 5.50% Series due April 2066 | Entergy New Orleans [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Mortgage Bonds, 5.50% Series due April 2066
Trading Symbol	ENO
Security Exchange Name	NYSE